Significant accounting policies - Restatement of Previously issued Consolidated Statement of Cash Flows (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Net loss	€ (11,508,019)	€ (4,913,900)	€ (16,017,629)
Trade accounts receivables and other assets	(8,689,507)	(3,994,649)	1,930,745
Current and deferred income taxes	(52,983)	580,173	(151,431)
Cash from (used in) operating activities	(22,210,371)	(1,491,487)	5,255,968
Payment of transaction costs		(2,847,365)
Net cash from (used in) financing activities	€ 8,208,389	76,236,946	(2,795,254)
As Reported
Disclosure of initial application of standards or interpretations [line items]
Net loss		(3,611,444)	(13,357,637)
Trade accounts receivables and other assets			(1,267,603)
Current and deferred income taxes		21,817	406,924
Cash from (used in) operating activities		(747,387)	5,255,966
Payment of transaction costs		(3,591,465)
Net cash from (used in) financing activities		75,492,846	(2,795,254)
Adjustment
Disclosure of initial application of standards or interpretations [line items]
Net loss		(1,302,456)	(2,659,992)
Trade accounts receivables and other assets			3,218,348
Current and deferred income taxes		558,356	€ (558,356)
Cash from (used in) operating activities		(744,100)
Payment of transaction costs		744,100
Net cash from (used in) financing activities		€ 744,100